Goodwill and Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

10.	GOODWILL AND OTHER INTANGIBLES

The tables below present a reconciliation of the Company’s goodwill and intangibles:

Goodwill

Balance at December 31, 2018	$1,373,621
Adjustments	-
Balance at March 31, 2019	$1,373,621

Intangibles – customer list

Balance at December 31, 2018	$83,645
Amortization	5,121
Balance at March 31, 2019	$78,524

The customer list will continue to be amortized at $5,121 a quarter until December 31, 2022. The remaining $1,707 will be amortized in January 2023.

12.	GOODWILL AND OTHER INTANGIBLES

The tables below present a reconciliation of the Company’s goodwill and intangibles:

Goodwill

Balance at December 31, 2017	$-
Goodwill from acquisition of PVBJ Inc.	1,373,621
Adjustments	-
Balance at December 31, 2018	$1,373,621

Intangibles – customer list

Balance at December 31, 2017	$-
Customer list from acquisition of PVBJ Inc.	102,422
Amortization	(18,777)
Balance at December 31, 2018	$83,645

The Company has elected to early adopt ASU 2017-04 as of January 1, 2018 which is outlined below in Note 18 in performing their 2018 impairment test and as previously stated noted no impairment.